United States
Securities and Exchange Commission
Washington, D.C.  20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment  [ X ]; Amendment Number: 1
This Amendment (Check only one):	[  ] is a restatement
					[ X  ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:		FIL Limited
Address:	P.O. Box H.M.  670
		Hamilton, Bermuda


13F File Number:	28-939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Scott C. Goebel
Title:	Senior Vice President and General Counsel,
        Fidelity Management & Research Company
Phone:	617-563-0371
Signature, Place, and Date of Signing:


/s/ Scott C. Goebel    		Boston, MA	September 3, 2008

Report Type (Check only one.):
[ X]		13F HOLDINGS REPORT.

[  ] 		13F NOTICE

[  ]		13F COMBINATION REPORT




FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		1

Form 13F Information Table Value Total:		$641,722	(x1000)


List of Other Included Managers:

NONE



                                                           VALUE    SHARES/ SH/ PUT/ INVSTMT             -----VOTING AUTHORITY-----
NAME OF ISSUER               . -TITLE OF CLASS- --CUSIP--   X$1000  PRN AMT PRN CALL DSCRETN.-MANAGERS      SOLE   SHARED     NONE
UBS AG                         SHS NEW          H89231338   641722 30792784 SH       DEFINED            30792784       0        0